Other Current and Non-current Liabilities - Summary of Other Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Provisions	$ 10,509	$ 12,121
Interest payable	1,856	2,496
Advances from customers	3,838	3,886
Other accounts payable and accrued expenses	5,222	5,123
Contract liabilities with customers	775	770
Other current liabilities	$ 22,200	$ 24,396